LEASE LIABILITY	12 Months Ended
Dec. 31, 2025
Lease Liability
LEASE LIABILITY

NOTE 13 – LEASE LIABILITY:

The Company has lease contracts for working areas and office facilities used in its operations. Leases of working areas and office facilities generally have lease terms of between 2 and 5 years. The Company has three lease contracts that include termination option, which are valid after a minimal lease period. The Company has three lease contracts that include extension options. One of the Company’s Israeli subsidiaries leases office space with the lease expiring on March 31, 2029. Lease payments are approximately $48 thousand per month ($576 thousand annually). Another one of the Company’s Israeli subsidiaries leases warehouse space, with the lease expiring on March 31, 2027. Lease payments are approximately $18 thousand per month ($216 thousand annually). Another one of the Company’s Israeli subsidiaries leases its factory space with the lease expiring on March 31, 2027. Lease payments are approximately $19 thousand per month ($228 thousand annually).

Set out below are the carrying amounts of lease liabilities recognized and the movements during the period:

working areas and office facilities
Balance January 1, 2024	$600
Additions	283
Accretion	(482)
Accumulated interest	58
Exchange rate differences	(1)
Balance December 31, 2024	$458
Additions	2,381
Accretion	(745)
Accumulated interest	185
Discontinued operation	(7)
Exchange rate differences	305
Balance December 31, 2025	$2,577

	Linked to	December 31, 2025	December 31, 2024

Long Term leases	NIS	$1,758	$458
Current portion of long-term leases		819	217

Non-current portion of long-term leases		$2,577	$241